Document and Entity Information	12 Months Ended
May 31, 2012
Risk/Return:
Registrant Name	FEDERATED INCOME SECURITIES TRUST
Document Type	485BPOS
Document Period End Date	Mar. 31, 2012
Central Index Key	0000789281
Amendment Flag	false
Document Creation Date	May 25, 2012
Document Effective Date	May 29, 2012
Prospectus Date	May 31, 2012